Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Raw materials and consumables used	$ (1,187,542)	$ (1,228,138)	$ (1,421,712)
Third-party services	(574,309)	(626,207)	(579,476)
Depreciation and amortization	(330,198)	(310,475)	(288,272)
Employee benefit expenses	(279,280)	(271,589)	(258,269)
Others	(52,385)	(64,159)	(90,178)
Total	(2,423,714)	(2,500,568)	(2,637,907)
Expenses By Nature Cost Of Sales [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used	(1,187,542)	(1,228,138)	(1,421,712)
Third-party services	(481,942)	(508,556)	(474,280)
Depreciation and amortization	(322,135)	(306,251)	(283,928)
Employee benefit expenses	(209,526)	(204,269)	(181,375)
Others	(27,265)	(27,143)	(32,641)
Total	(2,228,410)	(2,274,357)	(2,393,936)
Expenses By Nature Selling General And Administrative [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used
Third-party services	(43,170)	(44,441)	(40,237)
Depreciation and amortization	(7,375)	(4,025)	(4,286)
Employee benefit expenses	(60,124)	(53,534)	(58,864)
Others	(16,659)	(24,599)	(41,783)
Total	(127,328)	(126,599)	(145,170)
Expenses By Nature Mineral Exploration And Project Development [Member]
IfrsStatementLineItems [Line Items]
Raw materials and consumables used
Third-party services	(49,197)	(73,210)	(64,959)
Depreciation and amortization	(688)	(199)	(58)
Employee benefit expenses	(9,630)	(13,786)	(18,030)
Others	(8,461)	(12,417)	(15,754)
Total	$ (67,976)	$ (99,612)	$ (98,801)